CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Restaurant sales	$ 1,082,356	$ 1,045,466		$ 3,946,116	$ 3,803,252	$ 3,594,681
Other revenues	9,894	10,160		41,679	38,012	33,606
Total revenues	1,092,250	1,055,626		3,987,795	3,841,264	3,628,287
Costs and expenses
Cost of sales	349,989	335,859		1,281,002	1,226,098	1,152,028
Labor and other related	299,867	293,501		1,117,624	1,094,117	1,034,393
Other restaurant operating	233,809	218,965		918,522	890,004	864,183
Depreciation and amortization	40,196	38,860		155,482	153,689	156,267
General and administrative	72,491	76,002		326,473	291,124	252,793
Recovery of note receivable from affiliated entity				0	(33,150)	0
Provision for impaired assets and restaurant closings	1,896	4,435		13,005	14,039	5,204
Income from operations of unconsolidated affiliates	(2,858)	(2,404)		(5,450)	(8,109)	(5,492)
Total costs and expenses	995,390	965,218		3,806,658	3,627,812	3,459,376
Income from operations	96,860	90,408	[1],[2],[3]	181,137	213,452	168,911
Loss on extinguishment and modification of debt	0	(2,851)		(20,957)	0	0
Other (expense) income, net	(217)	54		(128)	830	2,993
Interest expense, net	(20,880)	(20,974)		(86,642)	(83,387)	(91,428)
Income before provision for income taxes	75,763	66,637		73,410	130,895	80,476
Provision for income taxes	10,707	12,805		12,106	21,716	21,300
Net income	65,056	53,832	[1],[2],[3],[4]	61,304	109,179	59,176
Less: net income attributable to noncontrolling interests	1,833	3,833		11,333	9,174	6,208
Net income attributable to Bloomin’ Brands, Inc.	63,223	49,999	[1],[2],[3],[4]	49,971	100,005	52,968
Other comprehensive income:
Foreign currency translation adjustment	(4,532)	3,149		7,543	(2,711)	4,556
Comprehensive income	60,524	56,981		68,847	106,468	63,732
Less: comprehensive income attributable to noncontrolling interests	1,833	3,833		11,333	9,174	6,208
Comprehensive income attributable to Bloomin’ Brands, Inc.	$ 58,691	$ 53,148		$ 57,514	$ 97,294	$ 57,524
Earnings per share:
Basic (in USD per share)	$ 0.52	$ 0.47		$ 0.45	$ 0.94	$ 0.50
Diluted (in USD per share)	$ 0.50	$ 0.47		$ 0.44	$ 0.94	$ 0.50
Weighted average common shares outstanding:
Basic (in shares)	121,238	106,332		111,999	106,224	105,968
Diluted (in shares)	126,507	107,058		114,821	106,689	105,968

[1]	The fourth quarter of 2012 includes a gain of $3.5 million from the collection of proceeds and other related amounts from the 2009 sale of the Company’s Cheeseburger in Paradise concept (see Note 13).
[2]	The third quarter of 2012 includes approximately $42.1 million of transaction-related expenses that relate to costs incurred in association with the completion of the initial public offering in August 2012. These expenses primarily include $34.1 million of certain executive compensation costs and non-cash stock compensation charges recorded upon completion of the initial public offering and an $8.0 million management agreement termination fee (see Notes 3 and 19).
[3]	The first quarter of 2012 includes approximately $7.4 million of additional legal and other professional fees mainly resulting from amendment and restatement of a lease between OSI and PRP.
[4]	During 2012, the Company recorded losses on extinguishment and modification of debt for refinancing transactions of $2.9 million, $9.0 million, and $9.1 million, in the first, third, and fourth quarters, respectively (see Note 11).